6. Income Taxes (Details - Reconciliation) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Book Loss	$ 338,793	$ 321,530
State taxes	78,245	74,258
Change in valuation allowance	(417,038)	(395,788)
Provision for Income Taxes	$ 0	$ 0